SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Receivable and prepaid expenses	$ 122	$ 160	$ 116
Trade Payables	156	94	83
Accrued expenses and other liabilities	359	255	178
Scenario, Previously Reported [Member]
Significant Accounting Policies [Line Items]
Receivable and prepaid expenses		11
Trade Payables		42
Accrued expenses and other liabilities		114
Restatement Adjustment [Member]
Significant Accounting Policies [Line Items]
Receivable and prepaid expenses		105
Trade Payables		41
Accrued expenses and other liabilities		$ 64